Equity method investment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Equity method investment, net
Balance at the beginning	¥ 257,122
Additions	33,154	$ 4,807	¥ 84,566	¥ 1,458
Share of results	(2,020)	(293)	(47)	3,970
Dividend received from equity method investments				644
Return of capital	(19,547)	(2,834)	(50,088)	(115,449)
Impairment losses	62,623
Balance at the ending	206,086	$ 29,880	257,122
Equity Method Investees Excluding Shanghai Qinlin Information Technology Co. Ltd And Shanghai Gefei Fangdd Asset Management Ltd [Member]
Equity method investment, net
Balance at the beginning	257,122		468,598	579,263
Additions	33,154		84,566	1,458
Share of results	(2,020)		(47)	3,970
Dividend received from equity method investments				644
Return of capital	(19,547)		(50,088)	(115,449)
Impairment losses	62,623		187,329
Disposal			(58,578)
Balance at the ending	¥ 206,086		¥ 257,122	¥ 468,598